Exhibit 99.41

Wipro Opus Risk Solutions, LLC OBX 2022-NQM8

Executive Narrative

August 26, 2022

Performed by

Wipro Opus Risk Solutions, LLC

For

Onslow Bay Financial LLC

This report summarizes the results of a due diligence review performed on a pool of 10 loans. The loans in this pool were purchased by Onslow Bay Financial LLC (Customer) from a client of Wipro Opus Risk Solutions, LLC (Consultant). Onslow Bay Financial LLC (Customer) provided Wipro Opus Risk Solutions, LLC (Consultant) with a data tape, which represented a 100% sample, and loaded into the OpusFirst® underwriting software. Consultant performed a detailed compliance and credit review on all loans, and the diligence results were provided to the Customer under the terms of a reliance letter.

The pool contains 10 credit/compliance loans they were underwritten to the lender guidelines under the terms of Exhibit A.

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Opus was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

EXHIBIT A

SCOPE OF SERVICES

Credit Qualification: Each mortgage loan file will be completely re-underwritten to ensure that the loan was qualified in accordance with Customer guidelines and standards in effect at the time of origination as well generally accepted industry standards and practices. The Credit Qualification review shall include, but not necessarily be limited to, the following:

✓	Guidelines: The Consultant will review each loan to ensure conformity with the guidelines that were used during the origination process or as directed by Customer. The guideline analysis will include the core review components as described below in addition to industry standard underwriting policies and procedures (e.g. eligible occupancy, loan purpose, transaction type, etc.). The Consultant will make a determination as to whether all applicable underwriting requirements were met and whether or not prudent underwriting decisions were made and will report such findings to the Customer;

✓	Employment: The Consultant will identify and validate the borrower(s) employment and occupation as stated on the loan application by analyzing income documents, tax returns, verifications of employment and income, CPA letters, business license, and other documentation contained in the loan file. The Consultant will validate the borrower(s) employment is in material compliance with the Customers guidelines/standards as well as generally accepted industry standards and practices;

✓	Income: The Consultant will recalculate the borrower(s) income based on standard accepted underwriting methodologies or as directed by the Customer by examining tax returns, paystubs, W2, 1099, bank statements, lease agreements, and other income documentation contained in the loan file;

✓	Value: Contractor will compare the required ClearCapital CDA report value to the original appraised value to identify any variances. Variances will be graded in accordance with the credit rating agency requirements.

✓	Assets: The Consultant will confirm that the borrower(s) has(have) adequate funds to cover any required down payment and closing costs and also meets the Customer’s requirements for assets and reserves;

✓	Debt Ratio: The Consultant will recalculate the total debt to income ratio by using the recalculated income in conjunction with re-audited total monthly debt to verify conformity to the Customer’s underwriting guidelines/standards;

✓	Original Loan to Value (“LTV”) and Combined Loan to Value (“CLTV”) Ratios: The Consultant will recalculate the LTV and CLTV based on the lowest most reasonable value from the property valuation portion of the review;

✓	Credit: The Consultant will confirm that the borrower(s) meet the Customer’s requirements regarding acceptable credit history and credit score requirements;

✓	Willingness and capacity to repay the debt: The Consultant will make a determination regarding the borrower(s) reasonable ability and capacity to repay the mortgage debt and will report on its findings to the Customer:

✓	Document Inventory/Accuracy: The Consultant will inventory each closed loan file to ensure that all critical documentation is present. The Consultant will audit all Notes, Riders, Addendums, Mortgage, Assignments, Modification Agreements, Assumption Documentation, Title Policy, & Deeds to ensure accuracy, completeness, proper interest conveyance, and appropriate lien position as required per closing instructions and in accordance with the Customer’s guidelines as well as general accepted industry standards. If the subject property is either a Cooperative or Leasehold, the corresponding security agreements, abstracts, and land lease agreements shall be reviewed for completeness and accuracy. The Consultant will review the mortgage loan to ensure that it meets the Customer’s requirements for hazard, flood, mortgage, or other insurance as applicable.

Property Valuation Review: Consultant reviewed the origination appraisal for issues with the comps used by checking distance, adjustments, and bracketing for reasonableness. Consultant also checked to ensure the appraisal was complete and the appraiser was licensed at the time of the appraisal. Consultant reviewed the loan file provided to determine whether a third party valuations product was required in addition to the appraisal documentation within the loan file. If required, the third party product value was compared to the original appraised value to identify a value variance. If a 10% or greater negative variance was noted, Consultant reported the findings to Customer. If Customer chose to order a new higher level third party product Consultant reviewed this product for value variance. Consultant graded the property valuation based on the final results of the review. The final value related documents, including the appraisal and third party value pieces in the loan file, were escalated to Collateral Risk Analysts, a team of licensed appraisers, for final reconciliation of value variance and final results of the review.

Regulatory Compliance: Each mortgage loan file will be subject to a post-closing regulatory compliance review to verify that each mortgage loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan and that the loans meet the applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 226; (ii) Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06; (iv) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending

✓	Section 32/HOEPA. Review includes but is not necessarily limited to:

➢	APR test

➢	HPML test

➢	Points and Fees test

➢	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)

➢	Review and confirm documentation type (i.e. full, stated, no ratio)

➢	Review for evidence of prepayment penalty

➢	Verification of Debt to Income conformity, when necessary.

✓	Federal Truth in Lending Act/Regulation Z. Review includes, but is not necessarily limited to:

➢	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable. A review and comparison of the initial and final TIL with a report outlining any TILA violations. Review includes a re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: Review includes a verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).

✓	S.A.F.E. Mortgage Licensing Act:

➢	Consultant will perform a search of the mortgage loan originator and of the loan officer (“MLO”) in the www.nmlsconsumeraccess.org database to confirm that the MLO was appropriately licensed at the time of the mortgage loan’s origination and closing.

RESPA/Regulation X: Each mortgage loan will be reviewed to ensure compliance with the January 1, 2010 or most current amendments to Regulation X. The RESPA/Regulation X review will consist of the following:

Good Faith Estimate (GFE) and Final HUD-1 Settlement Statement:

➢	Good Faith Estimate (GFE): The Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including
o	Confirm the presence of the current GFE form in effect at the time of origination.
o	Verify the GFE was provided to the borrower(s) within three days of “Application”.
▪	Application shall be defined by Regulation X and generally be considered complete when the following conditions are met (a) Borrower(s) First and Last Name (b) Borrower(s) Social Security Number (to enable the loan originator to obtain a credit report) (c) Subject Property Address (including “To Be Determined”) (d) Mortgage Loan Amount Sought (e) Estimation of Property Value (f) Monthly Income
o	The Consultant will verify that all Broker fees, including Yield Spread Premium (“YSP”) were accurately disclosed and reflected in the appropriate locations.
o	Fees will be reviewed to ensure they are reasonable and customary fees for the lender and title and escrow companies and that those fees were accurately disclosed on the GFE and were reflected in the proper location on the document.
o	Analysis to determine whether a Changed Circumstance form is required to accompany each revised Good Faith Estimate (GFE)
➢	Final HUD-1: The Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
o	Confirm the presence of the current applicable Final HUD-1 form
o	Confirm the Final HUD-1 accurately lists all broker and YSP fees.
➢	Good Faith Estimate (GFE ) and Final HUD-1 analysis: Confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
o	Analysis of Origination fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (no variance)
o	Analysis of Third-Party fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (10% tolerance in variance)
o	Analysis to confirm all fees are accurately reflected in the correct tolerance category on the Good Faith Estimate (GFE) and Final HUD-1
o	Analysis to confirm lender accurately provided borrower adequate restitution in the event of tolerance violations and timelines for restitution/document correction were adhered to
o	Analysis to confirm loan terms are accurately disclosed between the Good Faith Estimate (GFE) and Final HUD-1
o	Analysis to confirm page 3 of the HUD-1 accurately reflects fees disclosed on the Good Faith Estimate (GFE) and Final HUD-1

Additional Regulation X Disclosures and Requirements: The Consultant will confirm compliance with current RESPA documentation and timing requirements in effect at origination of the Mortgage Loan including

➢	Servicing Transfer Disclosure:
o	Confirm the presence of the Servicing Transfer Disclosure form in file

o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

o	Confirm the Servicing Transfer Disclosure is executed by all applicants

➢	Special Information Booklet

o	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans

o	Confirm the Special Information Booklet provided within three general business days of application

➢	Affiliated Business Disclosure

o	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements

o	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Opus CMC reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)

o	Confirm the Affiliated Business Disclosure is executed

➢	Initial Escrow Disclosure Statement

o	Confirm the presence of the Initial Escrow Disclosure Statement in file

o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

✓	High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.
➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
➢	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).

➢	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).
➢	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
➢	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

Grading: Contractor will grade each mortgage loan file and any identified deficiencies in accordance with grading requirements of: S&P, Fitch, Moody’s, and DBRS.

Pool Details

Tape Discrepancies

Data Element	Count	Accuracy
Application Date	0	100.00%
Appraised Value	1	90.00%
Borrower First Name	0	100.00%
Borrower Last Name	0	100.00%
CLTV	4	60.00%
DTI	9	10.00%
FICO	2	80.00%
First Payment Date	0	100.00%
Interest Rate	0	100.00%
Junior Lien Balance	0	100.00%
Loan Purpose	0	100.00%
Loan Term	0	100.00%
Loan Type	0	100.00%
LTV	4	60.00%
Maturity Date	0	100.00%
Note Date	0	100.00%
Number of Borrowers	0	100.00%
Occupancy	0	100.00%
Original Balance	2	80.00%
Original P&I	0	100.00%
Original Payment	0	100.00%
Property Address	3	70.00%
Property City	1	90.00%
Property County	0	100.00%
Property State	0	100.00%
Property Type	0	100.00%
Qualifying FICO	0	100.00%
Sales Price	2	80.00%
Second Mortgage Lien Amount	0	100.00%
Self Employed	1	90.00%
Units	0	100.00%
Zip Code	0	100.00%
Total Loans	10

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agemcy Grading Report dated August 22, 2022.

Loans Reviewed (10)

Loan Number
XXXX
XXXX
XXXX
XXXX
XXXX
XXXX
XXXX
XXXX
XXXX
XXXX

If you have any questions, please contact Greer Allgood at Greer.Allgood@wipro.com.